Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Deconsolidation of VIDA and ICinit [Abstract]
Schedule of components of acquired goodwill balances
	December 31, 2020	December 31, 2021	December 31, 2021
	RMB	RMB	USD
Goodwill from Shenzhen Kuxuanyou acquisition(a)	87,908,370	—	—
Goodwill from Shenzhen Yidian acquisition(b)	137,060,340	137,060,340	21,497,301
Goodwill from Shenzhen Yitian acquisition(c)	92,990,256	92,990,256	14,585,105
Goodwill from Skystar acquisition(d)	25,170,478	—	—
Goodwill from Fe-da Electronics acquisition(e)	53,099,316	33,644,255	5,276,950
Goodwill from Guoyu acquisition(f)	—	13,283,750	2,083,497
Goodwill	396,228,760	276,978,601	43,442,853

(a)      Beijing WiMi acquired Shenzhen Kuxuanyou in 2015 to acquire 100% of the capital stock of Shenzhen Kuxuanyou for an aggregate consideration of RMB 113.0 million (approximately USD 16.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 87,908,370 (USD 13,472,754) was allocated to goodwill. Impairment loss of RMB 87,913,368 (USD 13,788,818) was recognized for the year ended December 31, 2021.

(b)      Beijing WiMi acquired Shenzhen Yidian in 2015 to acquire 100% of the capital stock of Shenzhen Yidian for an aggregate consideration of RMB 168.0 million (approximately USD 24.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 137,060,340 (USD 21,005,738) was allocated to goodwill.

(c)      Beijing WiMi acquired Shenzhen Yitian in 2015 to acquire 100% of the capital stock of Shenzhen Yitian for an aggregate consideration of RMB 192.0 million (approximately USD 28.0 million). The excess fair value of consideration over the identifiable assets acquired of RMB 160,990,256 (USD 24,673,214) was allocated to goodwill. Impairment loss of RMB 68,000,000 (USD 10,421,615) was recognized for the year ended December 31, 2016.

(d)      Micro Beauty acquired Skystar in 2017 to acquire 100% of the capital stock of Skystar for an aggregate consideration of RMB 58,450,000 (approximately USD 9.0 million). The excess fair value of consideration over the identifiable assets acquired of RMB 32,057,115 (USD 4,913,042) was allocated to goodwill. Impairment loss of RMB 7,276,957 and RMB 24,823,549 (USD 3,893,463) was recognized for the years ended December 31, 2020 and 2021.

(e)      VIYI acquired Fe-da Electronics in 2020 to acquire 100% of the capital stock of Fe-da Electronics for a net consideration of approximately RMB 104,646,044 (approximately USD 15.3 million). The excess fair value of consideration over the identifiable assets acquired of RMB 53,099,316 (USD 8,137,951 million) was allocated to goodwill. Impairment loss of RMB 18,457,742 (USD 2,895,014) was recognized for the year ended December 31, 2021.

(f)      Weidong and YY Online acquired Shanghai Guoyu in 2021 to acquire 100% of the capital stock of Shanghai Guoyu for a net consideration of RMB 20,000,000 (approximately USD 3.1 million). The excess fair value of consideration over the identifiable assets acquired of RMB 13,283,750 (approximately USD 2.0 million) was allocated to goodwill for the central processing algorithm services segment.

Schedule of changes in the carrying amount of goodwill allocated to reportable segments
	AR advertising services	AR entertainment	Semiconductor business	Total	Total
	RMB	RMB	RMB	RMB	USD
As of December 31, 2019	137,060,340	215,019,494	—	352,079,834	55,222,145
Add: acquisition of Fe-da Electronics	—	—	55,543,148	55,543,148	8,711,694
Less: impairment loss	—	(7,276,957)	—	(7,276,957)	(1,141,358)
Translation difference	—	(1,673,433)	(2,443,832)	(4,117,265)	(645,775)
As of December 31, 2020	137,060,340	206,069,104	53,099,316	396,228,760	62,146,706
Add: acquisition of Guoyu	13,283,750	—	—	13,283,750	2,083,497
Less: impairment loss	—	(112,736,917)	(18,457,742)	(131,194,659)	(20,577,295)
Translation difference	—	(341,931)	(997,319)	(1,339,250)	(210,055)
As of December 31, 2021	150,344,090	92,990,256	33,644,255	276,978,601	43,442,853